Marketable Securities (Held-To-Maturity Securities) (Details) - USD ($) $ in Thousands		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Schedule of Held-to-maturity Securities [Line Items]
Gross unrealized holding gains		$ 0		$ 0
Gross unrealized holding (losses)		(679)		(1,325)
Aggregate fair value	[1]	24,085		17,996
Amortized cost basis		24,764	[2]	19,321	[2]	$ 32,266
Accrued interest on securities		188		138
Current [Member]
Schedule of Held-to-maturity Securities [Line Items]
Gross unrealized holding gains		0		0
Gross unrealized holding (losses)		(121)		(111)
Aggregate fair value	[1]	7,901		3,927
Amortized cost basis	[2]	8,022		4,038
Non Current [Member]
Schedule of Held-to-maturity Securities [Line Items]
Gross unrealized holding gains		0		0
Gross unrealized holding (losses)		(558)		(1,214)
Aggregate fair value	[1]	16,184		14,069
Amortized cost basis	[2]	$ 16,742		$ 15,283

[1]	Fair value is being determined using Level 2 inputs.
[2]	Including accrued interest in the amount of US$ 138 thousand and US$ 188 thousand as of December 31, 2022 and 2023, respectively.